Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2022	2021
$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	499,912	567,000
Total debt		$499,912	$567,000
Less deferred financing fees		(2,879)	(5,034)
Total debt, net of deferred finance costs		$497,033	$561,966
Less current portion, net of deferred financing fees		$(46,252)	$(45,947)

Long-term debt, net of current portion and deferred financing fees		$450,781	$516,019

$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)

On September 18, 2019, Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited and Solana Holding Ltd., wholly owned by the Partnership, as co-borrowers, entered into a syndicated $675.0 million senior secured term loan, the $675 Million Credit Facility, with leading international banks. On September 25, 2019, the amount of $675.0 million was drawn under the $675 Million Credit Facility and the Partnership repaid in full the indebtedness outstanding under the $480 Million Senior Secured Term Loan Facility of $470.4 million; and on October 30, 2019, the remaining amount of $204.6 million plus cash on hand was used to repay the $250 Million Senior Unsecured Notes due 2019.

5. Long-Term Debt (continued):

The $675 Million Credit Facility bears interest at U.S. LIBOR (in case LIBOR is less than zero, LIBOR shall be deemed to be zero) plus 3.00% margin and is secured by, among other things, first priority mortgages on the six LNG vessels in the Partnership's fleet. The $675 Million Credit Facility is repayable over five years in 20 consecutive quarterly payments plus a balloon payment in the fifth year.

The $675 Million Credit Facility contains financial covenants that require the Partnership to:

•	meet a specified minimum ratio of Cash and Cash Equivalents to Total Liabilities;
•	meet a specified maximum ratio of Total Liabilities to the Market Value Adjusted Total Assets; and
•	maintain a minimum liquidity of $50.0 million in a restricted Cash Collateral Account.

The $675 Million Credit Facility restricts the Partnership from declaring or making any distributions to its common unit-holders while borrowings are outstanding. Scheduled distributions to the preferred unit-holders under the existing Series A Preferred Units and Series B Preferred Units are not restricted provided there is no event of default while the $675 Million Credit Facility remains outstanding.

The $675 Million Credit Facility also contains covenants that require the Partnership to:

•	prevent the direct or indirect use of any of its mortgaged vessels by, or for the benefit of, any Prohibited Person or any person owned or controlled by any Prohibited Person in accordance with country-wide or territory wide Sanctions;
•	procure that no proceeds, funds or benefit from any activity or dealing with or involving a Prohibited Person will be used in discharging any obligation due to its lenders;
•	enter into an approved time charter commitment following the cancellation, rescission, frustration or withdrawal from the original charter party, if a vessel is withdrawn from service under a time charter before the time charter’s scheduled expiration, which in the opinion of the Agent of the $675 Million Credit Facility will be under not less favorable terms to the Partnership and the Lenders than those of the original charter party.

On April 6, 2022, the U.S. Department of the Treasury’s Office of Foreign Assets Control ("OFAC") designated Amsterdam Trade Bank NV (“ATB”) as a Specially Designated National (“SDN”) pursuant to Executive Order 14024. ATB was among several lenders to the Partnerships’ $675 Million Credit Facility. On April 22, 2022, ATB was declared bankrupt by the District Court of Amsterdam whereby the court appointed certain bankruptcy trustees (“Bankruptcy Trustees”). On July 12, 2022 the Department of the Treasury (Washington, D.C. 20220) issued Licence No. RUSSIA-EO14024-2022-921484-1 to the Bankruptcy Trustees which authorized the Bankruptcy Trustees to engage in all transactions ordinarily incident and necessary to the wind down of transactions with ATB. (“Specific Licence”).

The Partnership had not been restricted in meeting its repayment obligations by continuing to make payments of principal and/or interest to the Agent as required under the Facility Agreement.

5. Long-Term Debt (continued):

On October 11, 2022 and pursuant to the Specific License, the Partnership and all Lenders of the $675 Million Credit Facility (including the Bankruptcy Trustees on behalf of ATB) entered into a Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement. Pursuant to their terms, among other things:

(i)	the Partnership made a voluntary prepayment of $18,730 which was effected on October 12, 2022. This amount was applied in: a) prepayment of the entire participation of ATB to the $675 Million Credit Facility, as of October 11, 2022 including the principal amount of $19,088 and accrued interest as of the date of prepayment of $48.4, and b) in repayment of the amount of $1,789, which had been paid by the Partnership to the Agent between March 2022 and September 2022 in relation to the principal and interest repayments for ATB and which is currently blocked by the Agent due to the application of Sanctions;
(ii)	the principal amount of $2,195 due to ATB that was not paid, was waived and forgiven;
(iii)	ATB was retired as Arranger and as Lender under the $675 Million Credit Facility;
(iv)	an amount equal to the prepayment amount was released from the Cash Collateral Account in order to make the prepayment to ATB referred to above;
(v)	the Agent has applied to the relevant Sanctions Authority in the U.S.A. for the return to the Partnership of the amount which was paid by the Partnership to the Agent between March 2022 and September 2022 in relation to the principal and interest repayments for ATB and which is currently blocked by the Agent due to the application of Sanctions.

On the date of repayment, the Partnership recognized a gain on debt extinguishment of $2,072 in the Consolidated Statements of Income according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”. The gain on debt extinguishment of $2,072 resulted from: a) the gain in relation to the principal amount of $2,195 which was waived and forgiven further to the Deed of Retirement, as mentioned above, and b) the write- off of the amount of $123 of unamortized debt discounts attributable to the debt of ATB.

The amount of $1,789 which was paid by the Partnership to the Agent between March 2022 and September 2022 in relation to the principal and interest repayments for ATB (“Blocked Funds”) and which is currently blocked by the Agent due to the application of Sanctions, is included in Other assets, non- current in the Consolidated Balance Sheets. The Partnership considers the Blocked Funds to be recoverable following the issuance of the license by OFAC for the release of the Blocked Funds by the Agent.

As of December 31, 2022, the Partnership was in compliance with all financial and non-financial covenants prescribed in its $675 Million Credit Facility. As also discussed in Note 1, currently imposed sanctions due to the Russian conflicts with Ukraine, do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility.

The annual principal payments for the Partnership’s outstanding $675 Million Credit Facility as at December 31, 2022, required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2023	48,000
2024	451,912
Total long-term debt	$499,912

5. Long-Term Debt (continued):

The weighted average interest rate on the Partnership’s long-term debt for the years ended December 31, 2022, 2021 and 2020, was 4.65%, 3.1% and 3.7%, respectively.

Total interest incurred on long-term debt for the years ended December 31, 2022, 2021 and 2020, amounted to $25,661, $18,762 and $24,146, respectively, and is included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.

Commitment fees incurred for all years ended December 31, 2022, 2021 and 2020, amounted to nil. Such fees are included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.